Accumulated Other Comprehensive Loss	12 Months Ended
Dec. 31, 2018
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Accumulated Other Comprehensive Loss	ACCUMULATED OTHER COMPREHENSIVE LOSS

The following table sets forth the components of Accumulated Other Comprehensive Loss (in thousands):

	December 31,
	2018	2017
Foreign Currency Translation:
Beginning balance	$(38,701)	$(56,767)
Translation adjustment	(14,161)	18,066
Ending balance	(52,862)	(38,701)

Derivative Instruments:
Beginning balance	150	(455)
Unrealized (loss) gain	(3,472)	152
Reclassification adjustment (1)	(228)	453
Ending balance	(3,550)	150
Total accumulated other comprehensive loss	(56,412)	(38,551)
Less: portion included in noncontrolling interest – operating partnership	1,169	754
Total accumulated other comprehensive loss included in shareholders' equity	$(55,243)	$(37,797)

(1)
Amounts reclassified out of Accumulated Other Comprehensive Loss/General & Limited Partner's Equity into contractual interest expense.